Income Taxes (Income Taxes Included in The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$ 82		$ 136
Accrued warranty	26		90
Unearned revenue	182		150
Severance pay	22		21
Accrued expenses	370		471
Net operating losses (NOL) carryforwards	4,258		4,695
Other temporary differences	1,005	[1]	1,159	[1]
Total gross deferred tax assets	5,945		6,722
Valuation allowance	(5,141)		(6,124)
Deferred tax asset, net of valuation allowance	804		598
Deferred tax liability:
Long- lived assets	(330)		(356)
Net deferred tax assets	$ 474		$ 242

[1]	Other temporary differences mainly relate to research and development expenses